EXHIBIT 99.7

cANOPY EXCEPTIONS REPORT

Deal ID	Loan ID	Seller Loan ID	Investor Loan ID	Overall Initial Loan Grade	Overall Final Loan Grade	Credit Initial Loan Grade	Credit Current/Final Loan Grade	Compliance Initial Loan Grade	Compliance Current/Final Loan Grade	Property Initial Loan Grade	Property Current/Final Loan Grade	Queue	Finding Code	Date Created	Date Modified	Finding Status	Event Level	Initial Finding Grade	Current/Final Finding Grade	Finding Category	Finding Sub Category	Finding Name	Finding Comments	Seller Comments	Resolution Comments	Reviewer Comp Factor	Originator Comp Factors	Finding Documents	Originator QM Status	Final Reviewed QM Status	Loan Amount	Property State	Occupancy	Loan Purpose	Refinance Purpose	Acknowledged / WaivedBy	Waiver in File?	Unique Finding ID
194	XXXXXX		XXXXXX	A	A	A	A	A	A	A	A							A	A										ATR/QM: Not Applicable	ATR/QM: Not Applicable	xxx	xxx	Investment	Purchase	NA
195	XXXXXX	XXXXXX	D	A	D	A	A	A	A	A	Closed	FCRE1157	2025-10-16 15:40	2025-10-24 13:55	Resolved	1 - Information	D	A	Credit	Missing Doc - Insurance	Hazard Insurance Policy is Missing	Resolved-Hazard Insurance Policy is fully present - Due Diligence Vendor-10/24/2025
Ready for Review-Document Uploaded.  - Seller-10/23/2025
Open-Missing Hazard Insurance Policy TPR verified file and HOI policy from xxx policy is missing. Provide policy sufficient coverage in the amount of $xxx (Verification of HOI pd in the amount of $xxx verified under doc pg #xxx - Due Diligence Vendor-10/16/2025	Ready for Review-Document Uploaded. - Seller-10/23/2025	Resolved-Hazard Insurance Policy is fully present - Due Diligence Vendor-10/24/2025	Original LTV Is Below The Guideline Maximum By Ten Percent (10%) Or More - Original LTV Of 70% Is Below The Guideline Maximum Of 80% By Ten Percent (10%) Or More
Qualifying FICO is Greater Than The Guideline Minimum By Twenty (20) or More Points - Qualifying FICO Of xxx is Greater Than The Guideline Minimum Of 680 By Twenty (20) or More Points
																										Months Reserves Are Greater Than The Guideline Minimum By Six (6) Or More Months - Months Reserves Of xxx Are Greater Than The Guideline Minimum Of 0 By Six (6) Or More Months		xxx	ATR/QM: Not Applicable	ATR/QM: Not Applicable	xxx	xxx	Investment	Purchase	NA	N/A	N/A	xxx
196	XXXXXX	XXXXXX	D	A	A	A	D	A	A	A	Closed	FCOM1229	2025-10-27 13:01	2025-10-29 09:20	Resolved	1 - Information	D	A	Compliance	Missing Doc - Closing Package	1-4 Family Rider is Missing	Resolved-Documentation provided is sufficient. Thank you. - Due Diligence Vendor-10/29/2025
Ready for Review-Document Uploaded. assignment of leases and rents attached  - Buyer-10/28/2025
Open-1-4 Family Rider is Missing - Due Diligence Vendor-10/27/2025	Resolved-Documentation provided is sufficient. Thank you. - Due Diligence Vendor-10/29/2025	Qualifying FICO is Greater Than The Guideline Minimum By Twenty (20) or More Points - Qualifying FICO Of xxx is Greater Than The Guideline Minimum Of 680 By Twenty (20) or More Points
																										Months Reserves Are Greater Than The Guideline Minimum By Six (6) Or More Months - Months Reserves Of xxx Are Greater Than The Guideline Minimum Of 3 By Six (6) Or More Months		xxx	ATR/QM: Not Applicable	ATR/QM: Not Applicable	xxx	xxx	Investment	Purchase	NA	N/A	N/A	xxx